Long-Term Debt and Other Financial Liabilities, March 2023 Neptune Sale and Leaseback (Details) $ in Thousands		11 Months Ended	12 Months Ended
	Jul. 19, 2024 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($) Installment	Dec. 31, 2023 USD ($)	Mar. 31, 2023 USD ($)
Long-Term Debt and Other Financial Liabilities [Abstract]
Balance outstanding			$ 78,753	$ 64,534
Loss on extinguishment of debt		$ (593)	$ (397)	(85)
March 2023 Neptune Sale and Leaseback [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Financing amount					$ 12,250
Interest rate			4.25%
Term of variable rate			3 months
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]			usea:TermSecuredOvernightFinancingRateSOFRMember
Term to repay principal			5 years
Number of consecutive payment installments | Installment			60
Frequency of periodic payment			monthly
Installment payment			$ 98
Balloon payment			$ 6,400
Minimum security coverage ratio, first twelve months			120.00%
Minimum security coverage ratio, thereafter			130.00%
Minimum liquidity			$ 350	$ 350
Term of bareboat charter			5 years
Balance outstanding	$ 10,788
Unamortized debt discounts written off	148
Loss on extinguishment of debt	$ (227)